Tortoise North American Pipeline ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 82.7%	Shares	Value
Canada Crude Oil Pipelines - 11.4%
Enbridge Inc.	1,039,008	$ 52,542,635
Gibson Energy Inc.	329,189	7,408,207
Pembina Pipeline Corporation	709,913	34,605,666
South Bow Corporation	206,786	7,810,307
		102,366,815

Canada Natural Gas Pipelines - 11.7%
AltaGas Ltd.	594,380	23,034,128
Keyera Corp.	538,572	23,358,392
Rockpoint Gas Storage Inc. - Class A	31,639	588,059
TC Energy Corporation	921,958	57,650,034
		104,630,613

United States Crude Oil Pipelines - 0.6%
Plains GP Holdings, LP	196,200	5,536,764

United States Local Gas Distribution - 12.8%
Atmos Energy Corporation	205,204	34,090,540
Chesapeake Utilities Corporation	45,813	6,117,868
New Jersey Resources Corporation	192,617	10,274,191
NiSource Inc.	744,951	30,483,395
Northwest Natural Holding Company	80,317	3,941,155
ONE Gas, Inc.	119,791	9,495,833
Southwest Gas Holdings, Inc.	122,932	10,858,583
Spire Inc.	112,821	9,233,271
		114,494,836

United States Natural Gas Gathering and Processing - 4.6%
Antero Midstream Corporation	634,603	14,227,799
Archrock, Inc.	334,509	10,543,724
Hess Midstream LP - Class A	127,235	5,116,119
Kinetik Holdings Inc.	99,734	5,468,415
Kodiak Gas Services, Inc.	97,049	5,703,570
		41,059,627

United States Natural Gas Pipelines - 41.6%
Cheniere Energy, Inc.	258,879	75,512,415
DT Midstream, Inc.	101,136	13,250,839
Excelerate Energy, Inc. - Class A	23,665	937,607
Kinder Morgan, Inc.	2,035,595	65,627,583
National Fuel Gas Company	181,389	15,066,170
ONEOK, Inc.	635,042	60,970,382
Targa Resources Corp.	223,158	65,530,347
The Williams Companies, Inc.	901,356	67,646,768
Venture Global, Inc. - Class A	511,320	7,485,725
		372,027,836
TOTAL COMMON STOCKS (Cost $503,913,620)		740,116,491

MASTER LIMITED PARTNERSHIPS - 15.4%	Units	Value
United States Crude Oil Pipelines - 1.7%
Delek Logistics Partners LP	22,653	1,256,562

Genesis Energy, L.P.	110,438		1,802,348
Plains All American Pipeline, L.P.	461,649		11,841,297
			14,900,207

United States Natural Gas Gathering and Processing - 1.4%
USA Compression Partners, LP	76,176		2,061,323
Western Midstream Partners, LP	226,433		10,891,427
			12,952,750

United States Natural Gas Pipelines - 8.7%
Cheniere Energy Partners, L.P.	38,226		2,686,906
Energy Transfer LP	1,824,433		39,243,554
Enterprise Products Partners L.P.	917,276		35,608,654
			77,539,114

United States Refined Product Pipelines - 3.6%
CrossAmerica Partners LP	18,142		420,350
Global Partners LP	29,652		1,522,630
MPLX LP	372,232		22,024,967
Sunoco LP	107,217		8,152,781
			32,120,728
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $78,926,219)			137,512,799

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (a)	6,868,737		6,868,737
TOTAL MONEY MARKET FUNDS (Cost $6,868,737)			6,868,737

TOTAL INVESTMENTS - 98.9% (Cost $589,708,576)			884,498,027
Other Assets in Excess of Liabilities - 1.1%		0.01117	9,991,863
TOTAL NET ASSETS - 100.0%			$ 894,489,890

Percentages are stated as a percent of net assets.

LP – Limited Partnership

(a)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Tortoise North American Pipeline ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 740,116,491	$ –	$ –	$ 740,116,491
Master Limited Partnerships	137,512,799	–	–	137,512,799
Money Market Funds	6,868,737	–	–	6,868,737
Total Investments	$ 884,498,027	$ –	$ –	$ 884,498,027

Refer to the Schedule of Investments for further disaggregation of investment categories.